Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 18, 2018
Accrued professional fees		$ 183	$ 141
Accrued staff costs and staff benefits		7	10
Rental deposits from tenants		215	215
Rental receipt in advance		8	6
Interest receipt in advance		6	42
Other loan - secured		380	367
Other loans - unsecured		3,877	3,076
Advances from other party		32
Advances from a director		21	4
Advances from unrelated parties		784	394
Others		16	3
Other payables and accrued liabilities		5,529	4,258
Debt Instrument, Interest Rate, Stated Percentage	8.00%			2.50%
Unsecured Debt [Member]
Advances from unrelated parties		$ 3,600	$ 2,900
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.50%	6.00%
Minimum [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		58.00%	23.00%
Maximum [Member] | Unsecured Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage		17.00%
Luk Lai Ching Kimmy
Equity Method Investment, Ownership Percentage		5.30%
Notes Payable, Other Payables [Member]
Advances from unrelated parties		$ 256	$ 256
Debt Instrument, Interest Rate, Stated Percentage		5.00%